Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2024	$ 36,267	$ 63,978,379	$ (45,926,978)	$ 103,205	$ 18,190,873
Beginning Balance, shares at Dec. 31, 2024	13,600,519
Net loss			(2,824,774)	2,357	(2,822,417)
Issuance of ordinary shares by ATM offering	$ 3,699	6,560,487			6,564,186
Issuance of ordinary shares By ATM offering, shares	1,386,955
Ending balance, value at Jun. 30, 2025	$ 39,966	70,538,866	(48,751,752)	105,562	21,932,642
Ending Balance, shares at Jun. 30, 2025	14,987,474
Beginning balance, value at Dec. 31, 2025	$ 39,966	70,538,866	(51,026,783)	106,471	19,658,520
Beginning Balance, shares at Dec. 31, 2025	14,987,474
Net loss			(1,882,881)	1,633	(1,881,248)
Share Based Compensation		94,800			94,800
Issuance of ordinary shares by ATM offering	$ 1,065	2,251,222			2,252,287
Issuance of ordinary shares By ATM offering, shares	399,366
Ending balance, value at Jun. 30, 2026	$ 41,031	$ 72,884,888	$ (52,909,664)	$ 108,104	$ 20,124,359
Ending Balance, shares at Jun. 30, 2026	15,386,840